Note 19 - Fair Value Measurements and Fair Values of Financial Instruments - Financial Assets and Liabilities on a Recurring and Nonrecurring (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Investment securities available for sale	$ 4,033	$ 10,725
Fair Value, Recurring [Member]
Investment securities available for sale	4,033	10,725
Total fair value measurements	4,033	10,725
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Investment securities available for sale	4,033	10,725
Total fair value measurements	4,033	10,725
Fair Value, Nonrecurring [Member]
Total fair value measurements	140	607
Impaired loans	140	321
Other Real Estate Owned		286
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Total fair value measurements	140	607
Impaired loans	140	321
Other Real Estate Owned		286
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Investment securities available for sale		5,102
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Government National Mortgage Association (GNMA) [Member]
Investment securities available for sale	3,882	4,913
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Government National Mortgage Association (GNMA) [Member] | Fair Value, Recurring [Member]
Investment securities available for sale	3,882	4,913
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Government National Mortgage Association (GNMA) [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Investment securities available for sale	3,882	4,913
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association (FNMA) [Member]
Investment securities available for sale	151	189
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association (FNMA) [Member] | Fair Value, Recurring [Member]
Investment securities available for sale	151	189
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association (FNMA) [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Investment securities available for sale	$ 151	189
Corporate Debt Securities [Member]
Investment securities available for sale		5,623
Corporate Debt Securities [Member] | Fair Value, Recurring [Member]
Investment securities available for sale		5,623
Corporate Debt Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Investment securities available for sale		$ 5,623